INCOME TAXES (Schedule of corporate income tax rate) (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Statutory Canadian rate	26.50%	26.50%
Earnings in jurisdictions taxed at different rates	(1.30%)	0.50%
Impairments	(1.90%)	(12.90%)
Stock based compensation	(0.80%)	(1.70%)
Loss on investments	(3.00%)	0.00%
Valuation allowance	(23.80%)	(12.30%)
Other permanent items	1.30%	2.80%
Prior year adjustments, change in tax rates	6.40%	0.00%
Effective income tax rate	3.40%	2.90%